Fair Value Measurement - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Carrying Amount	$ 5,430	$ 5,704
Fair Value	$ 5,395	$ 4,754